Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 1,154
Intangible assets and goodwill, end of period	1,449	£ 1,154
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	3,751	3,746
Additions	601
Disposals	(167)
Additions and disposals		133
Exchange and other movements	(41)	(128)
Intangible assets and goodwill, end of period	4,144	3,751
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(2,597)	(2,534)
Disposals	167	78
Amortisation charge	(210)	(211)
Impairment charge	(12)	(18)
Exchange and other movements	(43)	88
Intangible assets and goodwill, end of period	(2,695)	(2,597)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	256
Intangible assets and goodwill, end of period	258	256
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	324	406
Additions	0
Disposals	0
Additions and disposals		(77)
Exchange and other movements	2	(5)
Intangible assets and goodwill, end of period	326	324
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(68)	(111)
Disposals	0	43
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, end of period	(68)	(68)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	575
Intangible assets and goodwill, end of period	542	575
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,539	1,430
Additions	195
Disposals	(148)
Additions and disposals		169
Exchange and other movements	(78)	(60)
Intangible assets and goodwill, end of period	1,508	1,539
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(964)	(870)
Disposals	148	22
Amortisation charge	(126)	(132)
Impairment charge	(12)	(18)
Exchange and other movements	(12)	34
Intangible assets and goodwill, end of period	(966)	(964)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	51
Intangible assets and goodwill, end of period	43	51
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	106	81
Additions	1
Disposals	(12)
Additions and disposals		21
Exchange and other movements	0	4
Intangible assets and goodwill, end of period	95	106
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(55)	(54)
Disposals	12	9
Amortisation charge	(6)	(8)
Impairment charge	0	0
Exchange and other movements	(3)	(2)
Intangible assets and goodwill, end of period	(52)	(55)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	167
Intangible assets and goodwill, end of period	132	167
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,325	1,371
Additions	0
Disposals	(5)
Additions and disposals		0
Exchange and other movements	19	(46)
Intangible assets and goodwill, end of period	1,339	1,325
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,158)	(1,159)
Disposals	5	0
Amortisation charge	(36)	(40)
Impairment charge	0	0
Exchange and other movements	(18)	41
Intangible assets and goodwill, end of period	(1,207)	(1,158)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	105
Intangible assets and goodwill, end of period	474	105
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	457	458
Additions	405
Disposals	(2)
Additions and disposals		20
Exchange and other movements	16	(21)
Intangible assets and goodwill, end of period	876	457
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(352)	(340)
Disposals	2	4
Amortisation charge	(42)	(31)
Impairment charge	0	0
Exchange and other movements	(10)	15
Intangible assets and goodwill, end of period	£ (402)	£ (352)